SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.4%			Biotechnology (Continued)
Consumer Discretionary—27.7%			Incyte Corp.[1]	206,260	$ 15,310,680
Automobiles—0.6%			Ionis Pharmaceuticals, Inc.[1]	277,450	16,622,029
Bayerische Motoren Werke AG	244,500	$ 13,567,270	MacroGenics, Inc.[1]	530,500	6,769,180
Entertainment—4.3%			Mirati Therapeutics, Inc.[1]	97,333	7,583,214
Capcom Co. Ltd.	631,000	16,699,601	Ra Pharmaceuticals, Inc.[1]	262,010	6,196,537
Electronic Arts, Inc.[1]	176,220	17,237,840	Sage Therapeutics, Inc.[1]	155,239	21,778,479
Nintendo Co. Ltd.	63,300	23,567,305	Sarepta Therapeutics, Inc.[1]	116,855	8,801,519
Walt Disney Co. (The)	319,710	41,664,607	uniQure NV1	228,192	8,981,637
		99,169,353	Veracyte, Inc.[1]	292,070	7,009,680
					140,792,405
Hotels, Restaurants & Leisure—0.5%
International Game Technology plc	751,631	10,680,676	Health Care Equipment & Supplies—1.0%
			Zimmer Biomet Holdings, Inc.	173,050	23,754,574
Interactive Media & Services—10.4%
Alphabet, Inc. , Cl. A1	135,840	165,879,658	Health Care Providers & Services—3.1%
Facebook, Inc. , Cl. A1	422,730	75,279,758	Anthem, Inc.	229,715	55,154,571
		241,159,416	Centene Corp.[1]	374,680	16,208,657
					71,363,228
Internet & Catalog Retail—2.6%
Amazon. com, Inc.[1]	11,769	20,429,925	Life Sciences Tools & Services—1.4%
Farfetch Ltd. , Cl. A1	698,120	6,031,757	Agilent Technologies, Inc.	410,110	31,426,729
JD. com, Inc. , ADR[1]	1,221,696	34,464,044	Pharmaceuticals—1.8%
		60,925,726	Bayer AG	251,153	17,708,017
Specialty Retail—2.9%			resTORbio, Inc.[1]	513,010	4,535,009
Industria de Diseno Textil SA	1,226,746	37,999,988	Takeda Pharmaceutical Co. Ltd.	583,494	19,991,833
Tiffany & Co.	302,710	28,040,027			42,234,859
		66,040,015	Industrials—13.8%
Textiles, Apparel & Luxury Goods—6.4%			Aerospace & Defense—3.9%
Brunello Cucinelli SpA	170,758	5,321,467	Airbus SE	693,560	90,187,213
Kering SA	101,290	51,709,728	Air Freight & Couriers—1.4%
LVMH Moet Hennessy Louis Vuitton SE	230,541	91,771,338	United Parcel Service, Inc. , Cl. B	279,020	33,432,176
		148,802,533	Building Products—1.4%
Consumer Staples—4.4%			Assa Abloy AB, Cl. B	1,414,001	31,499,539
Household Products—2.1%			Electrical Equipment—2.5%
Colgate-Palmolive Co.	663,870	48,801,084	Nidec Corp.	421,800	57,157,540
Personal Products—2.3%			Industrial Conglomerates—0.9%
Unilever plc	896,770	53,921,362	3M Co.	98,267	16,155,095
Energy—0.2%			Siemens AG	45,220	4,845,934
Energy Equipment & Services—0.2%					21,001,029
TechnipFMC plc	257,522	6,151,602	Machinery—2.4%
Financials—16.3%			Atlas Copco AB, Cl. A	687,797	21,174,228
Capital Markets—6.0%			FANUC Corp.	132,300	25,097,274
Credit Suisse Group AG1	1,893,507	23,248,348	Minebea Mitsumi, Inc.	535,300	8,553,775
Goldman Sachs Group, Inc. (The)	76,860	15,927,698			54,825,277
S&P Global, Inc.	335,650	82,227,537	Professional Services—1.3%
UBS Group AG1	1,499,407	17,045,507	Equifax, Inc.	217,860	30,646,366
		138,449,090
			Information Technology—22.6%
Commercial Banks—4.9%			Electronic Equipment, Instruments, & Components—7.2%
Citigroup, Inc.	825,210	57,005,507	Keyence Corp.	72,422	45,121,596
ICICI Bank Ltd. , Sponsored ADR	3,248,634	39,568,362	Murata Manufacturing Co. Ltd.	956,500	46,306,861
Societe Generale SA	603,899	16,568,080	Omron Corp.	496,100	27,377,196
		113,141,949	TDK Corp.	516,300	46,669,751
Insurance—3.5%					165,475,404
Allianz SE	201,179	46,914,102	IT Services—2.9%
Prudential plc	1,887,647	34,281,485	PayPal Holdings, Inc.[1]	522,027	54,076,777
		81,195,587	StoneCo Ltd. , Cl. A1	357,570	12,436,285
Real Estate Management & Development—1.9%					66,513,062
DLF Ltd.	20,020,687	44,032,543	Semiconductors & Semiconductor Equipment—2.3%
Health Care—13.4%			Maxim Integrated Products, Inc.	932,235	53,985,729
Biotechnology—6.1%			Software—10.2%
ACADIA Pharmaceuticals, Inc.[1]	433,170	15,589,788	Adobe, Inc.[1]	270,733	74,789,991
AnaptysBio, Inc.[1]	40,230	1,407,648	Intuit, Inc.	305,890	81,348,387
Bluebird Bio, Inc.[1]	98,100	9,007,542	Microsoft Corp.	127,672	17,750,238
Blueprint Medicines Corp.[1]	181,010	13,298,805	SAP SE	531,196	62,449,740
GlycoMimetics, Inc.[1]	565,120	2,435,667			236,338,356

1 INVESCO OPPENHEIMER V.I. GLOBAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Software (Continued)			Investment Company—1.2%
Total Common Stocks (Cost $1,097,702,819)		$2,276,671,692	Invesco Government & Agency Portfolio,
			Institutional Class, 1.83%[2] (Cost
			$27,375,917)	27,375,917	$27,376,245
Preferred Stock—0.0%			Total Investments, at Value (Cost
Zee Entertainment Enterprises Ltd. , 6% Cum.			$1,125,078,736)	99.6%	2,304,348,209
Non-Cv. (Cost $—)	4,053,320	300,272	Net Other Assets (Liabilities)	0.4	8,969,930
			Net Assets	100.0%	$2,313,318,139

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$1,215,625,629	52.8%
Japan	316,542,731	13.7
France	250,236,359	10.9
Germany	145,485,063	6.3
United Kingdom	100,386,206	4.4
India	83,901,177	3.6
Sweden	52,673,767	2.3
Switzerland	40,293,856	1.7
Spain	37,999,988	1.7
China	34,464,044	1.5
Brazil	12,436,285	0.5
Netherlands	8,981,637	0.4
Italy	5,321,467	0.2
Total	$2,304,348,209	100.0%

2 INVESCO OPPENHEIMER V.I. GLOBAL FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1-Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of September 30, 2019.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$399,708,292	$240,636,697	$—	$640,344,989
Consumer Staples	48,801,084	53,921,362	—	102,722,446
Energy	—	6,151,602	—	6,151,602
Financials	194,729,104	182,090,065	—	376,819,169
Health Care	271,871,945	37,699,850	—	309,571,795
Industrials	80,233,637	238,515,503	—	318,749,140
Information Technology	294,387,407	227,925,144	—	522,312,551
Preferred Stock	300,272	—	—	300,272
Investment Company	27,376,245	—	—	27,376,245
Total Assets	$1,317,407,986	$986,940,223	$—	$2,304,348,209

3 INVESCO OPPENHEIMER V.I. GLOBAL FUND